Income tax (Tables)	12 Months Ended
Dec. 31, 2014
Income tax [Abstract]
Income Tax Expense

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Current income tax expense/(benefit)	—	7,436	(1,457)
Deferred income tax (benefit)/expense	—	(1,262)	28,267
Income tax expense for the year	—	6,174	26,810

Effective Tax Rate Reconciliation

	For the year ended December 31,
	2012	2013	2014

PRC statutory income tax rate	25%	25%	25%
Effect of expenses not deductible for tax purpose	—	—	459%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky	—	—	(469%)
Effect of outside basis difference arising from the Company's VIEs and subsidiaries in the PRC	—	—	267%
Effects of change in valuation allowance	(25%)	(7%)	(17%)
Effective income tax rate	—	18%	265%

Temporary Differences Giving Rise to Deferred Tax Assets

	As of December 31,
	2013	2014
	RMB'000	RMB'000
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes (i)	1,262	—
Total current deferred tax assets, net	1,262	—

Deferred tax assets, non-current
Tax loss carried forward	1,190	728
Valuation allowance	(1,190)	(728)
Total non-current deferred tax assets, net	—	—

Deferred tax liabilities, non-current
Outside basis difference (ii)	—	(27,005)
Total deferred tax liabilities	—	(27,005)

(i)
Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it can be exempted from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky 2013 and 2014 tax rates were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014.

(ii)
As of December 31, 2013, VIEs and their subsidiaries were still in a position of accumulated loss and no relevant deferred tax liabilities for outside basis difference was recognized. As of December 31, 2014, the deferred tax liabilities were provided on the aggregated retained earnings and reserves of the VIEs and their subsidiaries amounted to RMB180,034,000 that are expected to be recovered by other affiliates of the Group in the future periods.

Movement of Valuation Allowance

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	1,303	2,435	1,190
Additions	1,132	1,023	135
Reversal	—	(2,268)	(597)
Ending balance	2,435	1,190	728

Operating Tax Loss Carryforwards

Year	RMB'000
2017	671
2018	1,699
2019	540

2,910